Schedule of Investments (unaudited)	iShares® Global Clean Energy ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.1%
Verbund AG	570,645	$62,751,257

Brazil — 1.9%
Auren Energia SA	3,432,466	9,413,559
Centrais Eletricas Brasileiras SA, ADR(a)	6,512,198	58,349,294
CPFL Energia SA	2,109,252	13,387,417
EDP - Energias do Brasil SA	2,859,092	11,990,935
Light SA	3,409,909	3,525,833
Neoenergia SA	1,978,875	5,664,200
Omega Energia SA(b)	3,258,448	7,752,362
		110,083,600
Canada — 4.8%
Ballard Power Systems Inc.(a)(b)	5,731,461	46,011,026
Boralex Inc., Class A	1,136,553	41,235,604
Brookfield Renewable Corp., Class A	1,070,191	41,869,953
Canadian Solar Inc.(a)(b)	847,755	31,273,682
Innergex Renewable Energy Inc.	1,754,786	26,365,298
Northland Power Inc.	2,473,315	81,082,163
		267,837,726
China — 11.8%
CECEP Solar Energy Co. Ltd., Class A(b)	2,752,400	3,642,404
CECEP Wind Power Corp, Class A	4,587,900	3,709,217
China Datang Corp. Renewable Power Co. Ltd., Class H(a)	53,222,000	14,445,265
China Yangtze Power Co. Ltd., Class A	20,814,600	73,700,641
Daqo New Energy Corp., ADR(b)	1,380,946	89,347,206
Dynagreen Environmental Protection Group Co. Ltd.	876,400	1,044,468
Flat Glass Group Co. Ltd., Class H(b)	9,167,000	33,227,206
Ginlong Technologies Co. Ltd., Class A	339,750	11,566,140
Huaneng Lancang River Hydropower Inc.	6,177,700	6,474,887
JA Solar Technology Co. Ltd., Class A	2,049,000	23,615,690
Jiangsu Akcome Science & Technology Co. Ltd.(b)	4,100,000	2,440,529
JinkoSolar Holding Co. Ltd., ADR(a)(b)	927,487	61,510,938
LONGi Green Energy Technology Co. Ltd., Class A	5,202,240	47,564,216
Ming Yang Smart Energy Group Ltd., Class A	1,926,300	8,559,750
Risen Energy Co. Ltd.(b)	824,700	4,315,581
Sichuan Chuantou Energy Co. Ltd., Class A	4,032,900	7,454,741
Sinoma Science & Technology Co. Ltd., Class A	1,152,300	4,938,695
Sungrow Power Supply Co. Ltd., Class A	1,359,100	24,994,050
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,958,100	22,318,674
Titan Wind Energy Suzhou Co. Ltd., Class A	1,650,100	4,359,657
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,730,800	28,103,037
Xinyi Energy Holdings Ltd.	20,744,000	10,503,352
Xinyi Solar Holdings Ltd.(a)	103,802,000	176,339,907
		664,176,251
Denmark — 10.9%
Orsted A/S(c)	2,040,621	237,562,219
Vestas Wind Systems A/S	14,250,985	374,568,968
		612,131,187
France — 0.5%
McPhy Energy SA(a)(b)	511,442	7,869,589
Neoen SA(a)(c)	501,796	22,069,524
		29,939,113
Germany — 1.9%
Encavis AG	1,567,314	34,297,175
Security	Shares	Value

Germany (continued)
Nordex SE(a)(b)	2,613,103	$25,390,746
SMA Solar Technology AG(a)(b)	389,058	21,227,919
VERBIO Vereinigte BioEnergie AG	404,815	25,122,151
		106,037,991
India — 2.3%
Adani Green Energy Ltd.(b)	4,475,681	123,361,090
Azure Power Global Ltd.(a)(b)	425,757	5,211,266
		128,572,356
Israel — 0.6%
Energix-Renewable Energies Ltd.(a)	3,231,854	13,099,346
Enlight Renewable Energy Ltd.(a)(b)	9,227,461	21,021,349
		34,120,695
Italy — 0.5%
ERG SpA	797,801	26,022,062

Japan — 2.7%
Chubu Electric Power Co. Inc.	11,296,700	120,506,537
RENOVA Inc.(a)(b)	975,500	18,444,082
West Holdings Corp.(a)	370,800	11,421,380
		150,371,999
New Zealand — 0.7%
Contact Energy Ltd.	3,733,911	18,012,933
Meridian Energy Ltd.	6,521,640	20,466,499
		38,479,432
Norway — 1.1%
NEL ASA(a)(b)	17,478,773	30,152,812
Scatec ASA(c)	2,727,797	32,572,481
		62,725,293
Portugal — 3.2%
EDP - Energias de Portugal SA	36,124,848	182,752,093

Singapore — 0.2%
Maxeon Solar Technologies Ltd.(a)(b)	510,179	8,800,588

South Korea — 2.1%
CS Wind Corp.(a)	540,370	23,199,298
Doosan Fuel Cell Co. Ltd.(a)(b)	929,144	23,658,836
Hanwha Solutions Corp.(a)(b)	2,100,852	70,977,998
		117,836,132
Spain — 4.2%
Corp. ACCIONA Energias Renovables SA	592,643	25,973,423
EDP Renovaveis SA	2,896,122	75,326,049
Siemens Gamesa Renewable Energy SA(b)	5,143,309	94,633,062
Solaria Energia y Medio Ambiente SA(b)	1,715,464	39,554,433
		235,486,967
Sweden — 0.3%
PowerCell Sweden AB(a)(b)	1,061,932	19,088,853

Switzerland — 1.0%
BKW AG	183,764	20,906,445
Meyer Burger Technology AG(a)(b)	55,610,647	33,065,039
		53,971,484
Taiwan — 0.4%
Motech Industries Inc.	3,611,000	3,612,367
TSEC Corp.(b)	5,145,522	5,893,123
United Renewable Energy Co. Ltd.(b)	16,200,000	11,964,665
		21,470,155
Thailand — 0.9%
BCPG PCL, NVDR	13,281,600	3,712,755

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Energy Absolute PCL, NVDR	20,910,700	$46,456,349
Super Energy Corp. PCL, NVDR	153,321,900	2,966,748
		53,135,852
United Kingdom — 0.7%
Atlantica Sustainable Infrastructure PLC	1,080,706	38,537,976

United States — 44.5%
Aemetis Inc.(a)(b)	702,499	5,163,368
Array Technologies Inc.(a)(b)	3,058,530	51,536,230
Avangrid Inc.	1,194,293	58,197,898
Bloom Energy Corp., Class A(a)(b)	3,715,583	75,166,244
Clearway Energy Inc., Class C	1,406,274	52,791,526
Consolidated Edison Inc.	3,062,393	304,003,753
Enphase Energy Inc.(a)(b)	1,950,148	554,193,059
First Solar Inc.(a)(b)	2,268,123	224,929,758
FTC Solar Inc.(a)(b)	524,862	2,634,807
FuelCell Energy Inc.(a)(b)	6,292,856	22,591,353
Gevo Inc.(a)(b)	4,616,466	13,572,410
Green Plains Inc.(a)(b)	976,377	35,169,100
Ormat Technologies Inc.(a)	769,819	66,620,136
Plug Power Inc.(a)(b)	11,905,245	254,057,928
Shoals Technologies Group Inc., Class A(a)(b)	2,569,166	60,709,393
SolarEdge Technologies Inc.(a)(b)	1,267,409	456,432,003
Sunnova Energy International Inc.(a)(b)	2,177,023	56,646,138
SunPower Corp.(a)(b)	1,909,585	38,898,246
Sunrun Inc.(a)(b)	4,807,826	157,167,832
TPI Composites Inc.(a)(b)	852,531	14,041,186
		2,504,522,368
Total Common Stocks — 98.3%
(Cost: $5,275,647,336)		5,528,851,430

Preferred Stocks

Brazil — 1.3%
Cia. Energetica de Minas Gerais, Preference Shares, ADR(a)	32,554,115	72,270,135

Total Preferred Stocks — 1.3%
(Cost: $55,480,963)		72,270,135

Total Long-Term Investments — 99.6%
(Cost: $5,331,128,299)		5,601,121,565
Security	Shares	Value

Short-Term Securities

Money Market Funds — 15.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(d)(e)(f)	859,119,510	$859,033,599
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	8,960,000	8,960,000

Total Short-Term Securities — 15.4%
(Cost: $867,940,326)		867,993,599

Total Investments in Securities — 115.0%
(Cost: $6,199,068,625)		6,469,115,164

Liabilities in Excess of Other Assets — (15.0)%		(841,628,736)

Net Assets — 100.0%		$5,627,486,428

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$691,889,565	$167,209,587	(a)	$—		$(46,269)	$(19,284)	$859,033,599	859,119,510	$1,424,761	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,160,000	—		(18,200,000	)(a)	—	—	8,960,000	8,960,000	59,990		—
						$(46,269)	$(19,284)	$867,993,599		$1,484,751		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	71	09/16/22	$2,701	$137,102
MSCI Emerging Markets Index	111	09/16/22	5,542	(104,176)
S&P 500 E-Mini Index	49	09/16/22	10,127	730,987
				$763,913

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$1,477,905	$124,381	(c)	$1,795,417	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	4,675,313	(1,584,673	)(e)	5,904,795	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	1,113,449	92,384	(g)	1,406,257	0.0
					$(1,367,908)		$9,106,469

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(193,131) of net dividends and financing fees.
(e)	Amount includes $(2,814,155) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(200,424) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.	49,845	$1,795,417	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$1,795,417

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.	163,931	$5,904,795	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$5,904,795

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.	39,041	$1,406,257	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,406,257

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,085,851,668	$2,442,999,762	$—	$5,528,851,430
Preferred Stocks	72,270,135	—	—	72,270,135
Money Market Funds	867,993,599	—	—	867,993,599
	$4,026,115,402	$2,442,999,762	$—	$6,469,115,164
Derivative financial instruments(a)
Assets
Futures Contracts	$730,987	$137,102	$—	$868,089
Swaps	—	216,765	—	216,765
Liabilities
Futures Contracts	(104,176)	—	—	(104,176)
Swaps	—	(1,584,673)	—	(1,584,673)
	$626,811	$(1,230,806)	$—	$(603,995)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt